Restructuring And Impairment Charges	12 Months Ended
Dec. 31, 2010
Restructuring And Impairment Charges
Restructuring And Impairment Charges

4. RESTRUCTURING AND IMPAIRMENT CHARGES

In order to better align manufacturing capabilities to projected demand, MEMC committed to workforce reductions during the second quarter of 2008 (the "2008 Plan") and again in the first and second quarters of 2009 (the "2009 Global Plan") related to the Semiconductor Materials segment. In September 2009, MEMC committed to actions to reduce manufacturing costs by shifting manufacturing from our St. Peters, Missouri and Sherman, Texas facilities to other locations which are closer to a number of MEMC's customers in the Asia Pacific region (the "2009 U.S. Plan"). MEMC has provided and paid severance benefits to those terminated under the 2008 Plan and the 2009 Global Plan and will provide severance benefits to those employees who will be terminated under the 2009 US Plan. The 2008 Plan and the 2009 Global Plan were completed by September 30, 2008 and June 30, 2009, respectively. We expect the 2009 U.S. Plan to be completed in 2012.

Details of 2010 expenses related to the 2009 U.S. Plan are set out in the following table:

	Accrued, January 1, 2010	Year-to-Date Restructuring Charges	Cash Payments	Accrued, December 31, 2010	As of December 31, 2010
					Cumulative Costs Incurred	Total Costs Expected to be Incurred
In millions

2009 U.S. Plan

Severance and other employee benefits	$15.2	$2.1	$(1.1)	$16.2	$18.2	$21.0
Asset move costs	—	3.2	(3.2)	—	3.2	20.3
Contract termination	—	—	—	—	—	3.0
Infrastructure costs	—	—	—	—	—	4.0

Total	$15.2	$5.3	$(4.3)	$16.2	$21.4	$48.3

Details of 2009 expenses related to the 2009 Global and U.S. Plans are set out in the following table:

						As of December 31, 2009
	Accrued, January 1, 2009	Year-to-Date Restructuring Charges	Cash Payments	Adjustments(1)	Accrued, December 31, 2009	Cumulative Costs Incurred	Total Costs Expected to be Incurred
In millions

2009 Global Plan

Restructuring and impairment costs:

Severance and other employee benefits	$—	$12.5	$(12.3)	$(0.2)	$—	$12.0	$12.0

Settlement and curtailment loss, net (Note 18)	—	0.3	(0.3)	—	—	0.3	0.3

2009 US Plan

Restructuring and impairment costs:

Severance and other employee benefits	—	16.1	(0.9)	—	15.2	16.1	19.0

Asset move costs	—	—	—	—	—	—	20.3

Contract termination	—	—	—	—	—	—	5.8

Infrastructure costs	—	—	—	—	—	—	3.7

Total	$—	$28.9	$(13.5)	$(0.2)	$15.2	$28.4	$61.1

(1)	Includes foreign currency related adjustments.

Long-lived Asset Impairment

Due to the significance of the actions announced as part of the 2009 U.S. Plan discussed above, we performed an asset impairment analysis of our St. Peters, Missouri and Sherman, Texas long-lived manufacturing asset groups during the third quarter of 2009. In order to determine the amount of impairment, we estimated the fair value of our asset groups using discounted expected cash flows. Accordingly, we recorded asset impairment charges of $24.6 million in the third quarter of 2009 related to these asset groups. These charges were recorded in restructuring and impairment costs in our consolidated statements of operations.